Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000157835 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157835 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157835 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157835 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157835 | G7709Q104 | Royalty Pharma PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157835 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157835 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157835 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157835 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157835 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157835 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000157835 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157835 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157835 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157835 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157835 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157835 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157835 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157835 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000157835 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157835 | REIT
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157835 | Banking
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000157835 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000157835 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000157835 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000157835 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000157835 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000157835 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	1.10%
C000157835 | CMBS3137FMCZ3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157835 | Technology24703L202
Holdings [Line Items]
Percent of Total Investments	55.10%
C000157835 | Energy25278XAN9
Holdings [Line Items]
Percent of Total Investments	21.00%
C000157835 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157835 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	4.20%
C000157835 | Mbs Passthrough3140JAUA4
Holdings [Line Items]
Percent of Total Investments	18.10%
C000157836 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157836 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157836 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157836 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157836 | G7709Q104 | Royalty Pharma PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157836 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157836 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157836 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157836 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157836 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157836 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000157836 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157836 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157836 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157836 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157836 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157836 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157836 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157836 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000157836 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157836 | REIT
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157836 | Banking
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000157836 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000157836 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000157836 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000157836 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000157836 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000157836 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	1.10%
C000157836 | CMBS3137FMCZ3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157836 | Technology24703L202
Holdings [Line Items]
Percent of Total Investments	55.10%
C000157836 | Energy25278XAN9
Holdings [Line Items]
Percent of Total Investments	21.00%
C000157836 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157836 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	4.20%
C000157836 | Mbs Passthrough3140JAUA4
Holdings [Line Items]
Percent of Total Investments	18.10%
C000157837 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157837 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157837 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157837 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157837 | G7709Q104 | Royalty Pharma PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157837 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157837 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157837 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157837 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157837 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157837 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000157837 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157837 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157837 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157837 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157837 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157837 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157837 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157837 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000157837 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157837 | REIT
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157837 | Banking
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000157837 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000157837 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000157837 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000157837 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000157837 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000157837 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	1.10%
C000157837 | CMBS3137FMCZ3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157837 | Technology24703L202
Holdings [Line Items]
Percent of Total Investments	55.10%
C000157837 | Energy25278XAN9
Holdings [Line Items]
Percent of Total Investments	21.00%
C000157837 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157837 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	4.20%
C000157837 | Mbs Passthrough3140JAUA4
Holdings [Line Items]
Percent of Total Investments	18.10%
C000157838 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000157838 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000157838 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157838 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157838 | G7709Q104 | Royalty Pharma PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157838 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000157838 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157838 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157838 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157838 | 969457100 | Williams Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000157838 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000157838 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157838 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000157838 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000157838 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157838 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000157838 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000157838 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000157838 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000157838 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157838 | REIT
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000157838 | Banking
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000157838 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000157838 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000157838 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000157838 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000157838 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000157838 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	1.10%
C000157838 | CMBS3137FMCZ3
Holdings [Line Items]
Percent of Total Investments	0.50%
C000157838 | Technology24703L202
Holdings [Line Items]
Percent of Total Investments	55.10%
C000157838 | Energy25278XAN9
Holdings [Line Items]
Percent of Total Investments	21.00%
C000157838 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000157838 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	4.20%
C000157838 | Mbs Passthrough3140JAUA4
Holdings [Line Items]
Percent of Total Investments	18.10%
C000220844 | 3618N6FL6 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220844 | 3618N5ZJ1 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220844 | 36179YS47 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220844 | 31418EKT6 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220844 | 3618N6C88 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220844 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220844 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220844 | 31418FSC2 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220844 | 31398AFD9 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220844 | 31418EGJ3 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220844 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000220844 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220844 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220844 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220844 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220844 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220844 | REIT
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220844 | Banking
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220844 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000220844 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220844 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220844 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000220844 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	1.80%
C000220844 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220844 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220844 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220844 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220844 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220844 | Utilities02361DAZ3
Holdings [Line Items]
Percent of Total Investments	50.00%
C000220844 | Utilities051595CF1
Holdings [Line Items]
Percent of Total Investments	6.50%
C000220844 | MBS Passthrough3140K5MD6
Holdings [Line Items]
Percent of Total Investments	41.70%
C000220845 | 3618N6FL6 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220845 | 3618N5ZJ1 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220845 | 36179YS47 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220845 | 31418EKT6 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220845 | 3618N6C88 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220845 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220845 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220845 | 31418FSC2 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220845 | 31398AFD9 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220845 | 31418EGJ3 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220845 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000220845 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220845 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220845 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220845 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220845 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220845 | REIT
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220845 | Banking
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220845 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000220845 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220845 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220845 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000220845 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	1.80%
C000220845 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220845 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220845 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220845 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220845 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220845 | Utilities02361DAZ3
Holdings [Line Items]
Percent of Total Investments	50.00%
C000220845 | Utilities051595CF1
Holdings [Line Items]
Percent of Total Investments	6.50%
C000220845 | MBS Passthrough3140K5MD6
Holdings [Line Items]
Percent of Total Investments	41.70%
C000220846 | 3618N6FL6 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220846 | 3618N5ZJ1 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220846 | 36179YS47 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220846 | 31418EKT6 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220846 | 3618N6C88 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220846 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220846 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220846 | 31418FSC2 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220846 | 31398AFD9 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220846 | 31418EGJ3 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220846 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000220846 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220846 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220846 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220846 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220846 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220846 | REIT
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220846 | Banking
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220846 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000220846 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220846 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220846 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000220846 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	1.80%
C000220846 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220846 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220846 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220846 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220846 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220846 | Utilities02361DAZ3
Holdings [Line Items]
Percent of Total Investments	50.00%
C000220846 | Utilities051595CF1
Holdings [Line Items]
Percent of Total Investments	6.50%
C000220846 | MBS Passthrough3140K5MD6
Holdings [Line Items]
Percent of Total Investments	41.70%
C000220843 | 3618N6FL6 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220843 | 3618N5ZJ1 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220843 | 36179YS47 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220843 | 31418EKT6 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220843 | 3618N6C88 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220843 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220843 | 3134A4KX1 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220843 | 31418FSC2 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220843 | 31398AFD9 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220843 | 31418EGJ3 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220843 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000220843 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000220843 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220843 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220843 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220843 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000220843 | REIT
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220843 | Banking
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220843 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000220843 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220843 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220843 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000220843 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	1.80%
C000220843 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220843 | Auto Loan
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220843 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220843 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220843 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220843 | Utilities02361DAZ3
Holdings [Line Items]
Percent of Total Investments	50.00%
C000220843 | Utilities051595CF1
Holdings [Line Items]
Percent of Total Investments	6.50%
C000220843 | MBS Passthrough3140K5MD6
Holdings [Line Items]
Percent of Total Investments	41.70%
C000193764 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193764 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193764 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193764 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193764 | G7709Q104 | Royalty Pharma PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193764 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193764 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193764 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193764 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193764 | 28618M106 | Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193764 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000193764 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193764 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193764 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193764 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193764 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193764 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193764 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193764 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000193764 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193764 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000193764 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000193764 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000193764 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193764 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193764 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193764 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193764 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193764 | Industrials03820C105
Holdings [Line Items]
Percent of Total Investments	100.00%
C000193765 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193765 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193765 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193765 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193765 | G7709Q104 | Royalty Pharma PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193765 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193765 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193765 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193765 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193765 | 28618M106 | Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193765 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000193765 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193765 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193765 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193765 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193765 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193765 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193765 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193765 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000193765 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193765 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000193765 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000193765 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000193765 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193765 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193765 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193765 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193765 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193765 | Industrials03820C105
Holdings [Line Items]
Percent of Total Investments	100.00%
C000193766 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193766 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193766 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193766 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193766 | G7709Q104 | Royalty Pharma PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193766 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193766 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193766 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193766 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193766 | 28618M106 | Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193766 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000193766 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193766 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193766 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193766 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193766 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193766 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193766 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193766 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000193766 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193766 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000193766 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000193766 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000193766 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193766 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193766 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193766 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193766 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193766 | Industrials03820C105
Holdings [Line Items]
Percent of Total Investments	100.00%
C000193767 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193767 | G6700G107 | nVent Electric PLC
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000193767 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193767 | 29364G103 | Entergy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193767 | G7709Q104 | Royalty Pharma PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193767 | 87612G101 | Targa Resources Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000193767 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000193767 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000193767 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193767 | 28618M106 | Element Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193767 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000193767 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000193767 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193767 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193767 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193767 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193767 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000193767 | Banking
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000193767 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000193767 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000193767 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000193767 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000193767 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.00%
C000193767 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000193767 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193767 | Commercial Support Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000193767 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193767 | Industrial REITs
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000193767 | Industrials03820C105
Holdings [Line Items]
Percent of Total Investments	100.00%
C000219892 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219892 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219892 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219892 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219892 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219892 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219892 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219892 | 368736104 | Generac Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219892 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219892 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219892 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219892 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000219892 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000219892 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219892 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.30%
C000219892 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219892 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219892 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000219892 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219892 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219892 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219892 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219892 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000219892 | Industrials007973100
Holdings [Line Items]
Percent of Total Investments	96.00%
C000219892 | FinancialsPPGPLD0M7
Holdings [Line Items]
Percent of Total Investments	0.70%
C000219893 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219893 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219893 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219893 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219893 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219893 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219893 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219893 | 368736104 | Generac Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219893 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219893 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219893 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219893 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000219893 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000219893 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219893 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.30%
C000219893 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219893 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219893 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000219893 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219893 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219893 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219893 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219893 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000219893 | Industrials007973100
Holdings [Line Items]
Percent of Total Investments	96.00%
C000219893 | FinancialsPPGPLD0M7
Holdings [Line Items]
Percent of Total Investments	0.70%
C000219894 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219894 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219894 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219894 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219894 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219894 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219894 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219894 | 368736104 | Generac Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219894 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219894 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219894 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219894 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000219894 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000219894 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219894 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.30%
C000219894 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219894 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219894 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000219894 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219894 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219894 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219894 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219894 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000219894 | Industrials007973100
Holdings [Line Items]
Percent of Total Investments	96.00%
C000219894 | FinancialsPPGPLD0M7
Holdings [Line Items]
Percent of Total Investments	0.70%
C000219891 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219891 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219891 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219891 | 007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219891 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219891 | 040413205 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219891 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219891 | 368736104 | Generac Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219891 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219891 | 888787108 | Toast, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219891 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219891 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000219891 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000219891 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000219891 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.30%
C000219891 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219891 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000219891 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000219891 | Aerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219891 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219891 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219891 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219891 | Software
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000219891 | Industrials007973100
Holdings [Line Items]
Percent of Total Investments	96.00%
C000219891 | FinancialsPPGPLD0M7
Holdings [Line Items]
Percent of Total Investments	0.70%
C000080457 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080457 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080457 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080457 | 368736104 | Generac Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080457 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000080457 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000080457 | 518415104 | Lattice Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080457 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080457 | 23804L103 | Datadog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080457 | 679580100 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080457 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080457 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000080457 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080457 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080457 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080457 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080457 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080457 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000080457 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000080457 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080457 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080457 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080457 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080457 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000080457 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080457 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000080457 | Software
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000080457 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000080457 | Health Care04016X101
Holdings [Line Items]
Percent of Total Investments	98.60%
C000080457 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.10%
C000080457 | Financials021MDXHW3
Holdings [Line Items]
Percent of Total Investments	1.10%
C000080458 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080458 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080458 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080458 | 368736104 | Generac Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080458 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000080458 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000080458 | 518415104 | Lattice Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080458 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080458 | 23804L103 | Datadog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080458 | 679580100 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080458 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080458 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000080458 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080458 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080458 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080458 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080458 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080458 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000080458 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000080458 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080458 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080458 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080458 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080458 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000080458 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080458 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000080458 | Software
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000080458 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000080458 | Health Care04016X101
Holdings [Line Items]
Percent of Total Investments	98.60%
C000080458 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.10%
C000080458 | Financials021MDXHW3
Holdings [Line Items]
Percent of Total Investments	1.10%
C000080459 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080459 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000080459 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080459 | 368736104 | Generac Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080459 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000080459 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000080459 | 518415104 | Lattice Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080459 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000080459 | 23804L103 | Datadog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080459 | 679580100 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080459 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000080459 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000080459 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080459 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080459 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000080459 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080459 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080459 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000080459 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000080459 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.20%
C000080459 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080459 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000080459 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000080459 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000080459 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000080459 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000080459 | Software
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000080459 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000080459 | Health Care04016X101
Holdings [Line Items]
Percent of Total Investments	98.60%
C000080459 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.10%
C000080459 | Financials021MDXHW3
Holdings [Line Items]
Percent of Total Investments	1.10%
C000065340 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000065340 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000065340 | 512807306 | Lam Research Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000065340 | 368736104 | Generac Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000065340 | 98423F109 | Xometry, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000065340 | N07059210 | ASML Holding N.V.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000065340 | 518415104 | Lattice Semiconductor Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065340 | 911363109 | United Rentals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065340 | 23804L103 | Datadog, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000065340 | 679580100 | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000065340 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000065340 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000065340 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000065340 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000065340 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000065340 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000065340 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065340 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000065340 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000065340 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	0.20%
C000065340 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000065340 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000065340 | Oil & Gas Services & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000065340 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000065340 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000065340 | Industrial Intermediate Prod
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000065340 | Software
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000065340 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000065340 | Health Care04016X101
Holdings [Line Items]
Percent of Total Investments	98.60%
C000065340 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.10%
C000065340 | Financials021MDXHW3
Holdings [Line Items]
Percent of Total Investments	1.10%
C000121707 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000121707 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121707 | 501575104 | Kymera Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121707 | 00370M103 | Abivax S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121707 | 01X4WTT33 | BeLite Bio Inc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121707 | 89532M101 | Trevi Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121707 | 55287L101 | MBX Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121707 | 92243G108 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121707 | 23282W605 | Cytokinetics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121707 | 04016X101 | Argenx S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121707 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000121707 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.10%
C000121707 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000121707 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121707 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121707 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.40%
C000121707 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121707 | Health Care00370M103
Holdings [Line Items]
Percent of Total Investments	97.00%
C000121707 | Health CarePPGD27LM5
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121707 | Health Care023B95YK7
Holdings [Line Items]
Percent of Total Investments	1.30%
C000121707 | Health Care01GHW3PW0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121708 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000121708 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121708 | 501575104 | Kymera Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121708 | 00370M103 | Abivax S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121708 | 01X4WTT33 | BeLite Bio Inc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121708 | 89532M101 | Trevi Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121708 | 55287L101 | MBX Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121708 | 92243G108 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121708 | 23282W605 | Cytokinetics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121708 | 04016X101 | Argenx S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121708 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000121708 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.10%
C000121708 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000121708 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121708 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121708 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.40%
C000121708 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121708 | Health Care00370M103
Holdings [Line Items]
Percent of Total Investments	97.00%
C000121708 | Health CarePPGD27LM5
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121708 | Health Care023B95YK7
Holdings [Line Items]
Percent of Total Investments	1.30%
C000121708 | Health Care01GHW3PW0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121710 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000121710 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121710 | 501575104 | Kymera Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121710 | 00370M103 | Abivax S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121710 | 01X4WTT33 | BeLite Bio Inc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121710 | 89532M101 | Trevi Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121710 | 55287L101 | MBX Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121710 | 92243G108 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121710 | 23282W605 | Cytokinetics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121710 | 04016X101 | Argenx S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121710 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000121710 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.10%
C000121710 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000121710 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121710 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121710 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.40%
C000121710 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121710 | Health Care00370M103
Holdings [Line Items]
Percent of Total Investments	97.00%
C000121710 | Health CarePPGD27LM5
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121710 | Health Care023B95YK7
Holdings [Line Items]
Percent of Total Investments	1.30%
C000121710 | Health Care01GHW3PW0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000121709 | 40131M109 | Guardant Health, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000121709 | 604749101 | Mirum Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000121709 | 501575104 | Kymera Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000121709 | 00370M103 | Abivax S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000121709 | 01X4WTT33 | BeLite Bio Inc
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121709 | 89532M101 | Trevi Therapeutics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000121709 | 55287L101 | MBX Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121709 | 92243G108 | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121709 | 23282W605 | Cytokinetics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000121709 | 04016X101 | Argenx S.E.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000121709 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	78.20%
C000121709 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.10%
C000121709 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000121709 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000121709 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000121709 | Health Care9868329Z
Holdings [Line Items]
Percent of Total Investments	0.40%
C000121709 | Health Care Facilities & Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000121709 | Health Care00370M103
Holdings [Line Items]
Percent of Total Investments	97.00%
C000121709 | Health CarePPGD27LM5
Holdings [Line Items]
Percent of Total Investments	0.00%
C000121709 | Health Care023B95YK7
Holdings [Line Items]
Percent of Total Investments	1.30%
C000121709 | Health Care01GHW3PW0
Holdings [Line Items]
Percent of Total Investments	0.20%
C000236480 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236480 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236480 | G7709Q104 | Royalty Pharma PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236480 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236480 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236480 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236480 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236480 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236480 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236480 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236480 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236480 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236480 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000236480 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236480 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000236480 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000236480 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000236480 | Banking
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236480 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000236480 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236480 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000236480 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000236480 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236480 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236480 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236480 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236480 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236481 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236481 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236481 | G7709Q104 | Royalty Pharma PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236481 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236481 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236481 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236481 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236481 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236481 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236481 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236481 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236481 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236481 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000236481 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236481 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000236481 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000236481 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000236481 | Banking
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236481 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000236481 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236481 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000236481 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000236481 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236481 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236481 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236481 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236481 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236482 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236482 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236482 | G7709Q104 | Royalty Pharma PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236482 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236482 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236482 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236482 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236482 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236482 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236482 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236482 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236482 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236482 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000236482 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236482 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000236482 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000236482 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000236482 | Banking
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236482 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000236482 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236482 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000236482 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000236482 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236482 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236482 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236482 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236482 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236479 | G8994E103 | Trane Technologies PLC
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000236479 | 482480100 | KLA Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236479 | G7709Q104 | Royalty Pharma PLC, Class A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000236479 | 24703L202 | Dell Technologies, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000236479 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000236479 | 67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000236479 | 874039100 | Taiwan Semiconductor Manufacturing Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236479 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000236479 | G54950103 | Linde PLC
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000236479 | 025816109 | American Express Company
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236479 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236479 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000236479 | Biotech & Pharma
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000236479 | Industrial Support Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000236479 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000236479 | Institutional Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000236479 | Technology Hardware
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000236479 | Banking
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000236479 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000236479 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000236479 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000236479 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000236479 | Transportation & Logistics
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000236479 | Medical Equipment & Devices
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000236479 | Technology Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000236479 | Software
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000236479 | Specialty Finance
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000202730 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202730 | 3134A4AA2 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202730 | 26444HAH4 | Duke Energy Florida, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202730 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202730 | 3134HCVL0 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202730 | 89788MAU6 | Truist Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202730 | 437076DC3 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202730 | 78016EZT7 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202730 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202730 | 3142JCBX7 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000202730 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000202730 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000202730 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202730 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202730 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202730 | REIT
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000202730 | Banking
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000202730 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000202730 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000202730 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202730 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000202730 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000202730 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202730 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	4.10%
C000202730 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000202730 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202730 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000202730 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000202730 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202730 | Materials00790RAB0
Holdings [Line Items]
Percent of Total Investments	65.10%
C000202730 | MBS Passthrough31405KMW8
Holdings [Line Items]
Percent of Total Investments	28.80%
C000202731 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202731 | 3134A4AA2 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202731 | 26444HAH4 | Duke Energy Florida, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202731 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202731 | 3134HCVL0 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202731 | 89788MAU6 | Truist Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202731 | 437076DC3 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202731 | 78016EZT7 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202731 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202731 | 3142JCBX7 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000202731 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000202731 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000202731 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202731 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202731 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202731 | REIT
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000202731 | Banking
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000202731 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000202731 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000202731 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202731 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000202731 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000202731 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202731 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	4.10%
C000202731 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000202731 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202731 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000202731 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000202731 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202731 | Materials00790RAB0
Holdings [Line Items]
Percent of Total Investments	65.10%
C000202731 | MBS Passthrough31405KMW8
Holdings [Line Items]
Percent of Total Investments	28.80%
C000202732 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202732 | 3134A4AA2 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202732 | 26444HAH4 | Duke Energy Florida, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202732 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202732 | 3134HCVL0 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202732 | 89788MAU6 | Truist Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202732 | 437076DC3 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202732 | 78016EZT7 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202732 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202732 | 3142JCBX7 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000202732 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000202732 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000202732 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202732 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202732 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202732 | REIT
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000202732 | Banking
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000202732 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000202732 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000202732 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202732 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000202732 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000202732 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202732 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	4.10%
C000202732 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000202732 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202732 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000202732 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000202732 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202732 | Materials00790RAB0
Holdings [Line Items]
Percent of Total Investments	65.10%
C000202732 | MBS Passthrough31405KMW8
Holdings [Line Items]
Percent of Total Investments	28.80%
C000202733 | 46647PDW3 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000202733 | 3134A4AA2 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202733 | 26444HAH4 | Duke Energy Florida, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202733 | 31359MFJ7 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202733 | 3134HCVL0 | Federal Home Loan Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000202733 | 89788MAU6 | Truist Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202733 | 437076DC3 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202733 | 78016EZT7 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202733 | 31359MGK3 | Federal National Mortgage Association
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000202733 | 3142JCBX7 | Freddie Mac Pool
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000202733 | Other Industries
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000202733 | Government Owned, No Guarantee
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000202733 | Machinery
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202733 | Retail - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000202733 | Single-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000202733 | REIT
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000202733 | Banking
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000202733 | Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000202733 | Oil & Gas Producers
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000202733 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000202733 | Electrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000202733 | Agency Fixed Rate
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000202733 | Abs14319EAJ5
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202733 | Local4386705Y3
Holdings [Line Items]
Percent of Total Investments	4.10%
C000202733 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000202733 | Asset Management
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202733 | Engineering & Construction
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000202733 | Government Sponsored
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000202733 | Construction Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000202733 | Materials00790RAB0
Holdings [Line Items]
Percent of Total Investments	65.10%
C000202733 | MBS Passthrough31405KMW8
Holdings [Line Items]
Percent of Total Investments	28.80%